INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 35,061	$ 19,232	$ 98,033	$ 76,928